OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 59.1%
	FIXED INCOME - 59.1%
98,100	Franklin Dynamic Municipal Bond ETF(a)	$ 2,469,177
3,544,900	Invesco Senior Loan ETF(a)	72,209,613
885,000	iShares Broad USD High Yield Corporate Bond ETF	32,762,700
174,600	iShares Convertible Bond ETF(a)	21,255,804
420,500	iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	40,553,020
286,900	iShares MBS ETF	27,117,788
157,000	iShares TIPS Bond ETF(a)	17,180,510
236,000	Janus Henderson B-BBB CLO ETF(a)	11,174,600
351,700	JPMorgan Active Bond ETF(a)	18,815,950
622,400	JPMorgan Core Plus Bond ETF, USD Class(a)	29,215,456
66,500	JPMorgan Inflation Managed Bond ETF, USD Class	3,182,025
597,185	JPMorgan Mortgage-Backed Securities ETF	30,265,336
204,100	PIMCO Active Bond ETF	18,820,061
2,133,400	PIMCO Multi Sector Bond Active ETF(a)	56,577,768
2,504,900	State Street SPDR Blackstone Senior Loan ETF(a)	100,922,420
431,900	State Street SPDR Nuveen ICE High Yield Municipal ETF(a)	10,987,536
1,162,100	State Street SPDR Portfolio High Yield Bond ETF	27,239,624
374,600	VanEck Fallen Angel High Yield Bond ETF	10,953,304
467,100	VanEck High Yield Muni ETF(a)	24,060,321
409,800	VanEck J. P. Morgan EM Local Currency Bond ETF	10,474,488
395,600	Vanguard Long-Term Bond ETF(a)	27,268,708
396,100	Vanguard Long-Term Corporate Bond ETF(a)	29,806,525
	TOTAL EXCHANGE-TRADED FUNDS (Cost $623,955,223)	623,312,734

	OPEN END FUNDS — 40.6%
	ALTERNATIVE - 8.1%
2,862,602	BlackRock Global Equity Market Neutral Fund, Institutional Class	46,059,274
2,791,816	Metropolitan West Unconstrained Bond Fund, Class I	28,979,051
1,139,473	Victory Market Neutral Income Fund, Class I	10,597,100
		85,635,425

OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	OPEN END FUNDS — 40.6% (Continued)
	EQUITY - 0.5%
212,965	Tortoise Energy Infrastructure Total Return Fund, Institutional Class	$ 4,904,579

	FIXED INCOME - 32.0%
1,015,112	Allspring Municipal Bond Fund, Institutional Class	9,907,495
6,207	American Century High Income Fund, Class I	53,749
1,347,952	American High-Income Municipal Bond Fund, Class I	20,933,693
3,499,297	Angel Oak Multi-Strategy Income Fund, Institutional Class	30,618,852
2,062	Aristotle Floating Rate Income Fund, Class I	19,033
2,895	BlackRock Floating Rate Income Fund, Institutional Class	26,981
8,602	BlackRock High Yield Fund, Institutional Class	61,334
19,972	BlackRock National Municipal Fund, Institutional Class	200,520
3,077	BlackRock New York Municipal Opportunities Fund, Institutional Class	32,672
1,353,485	BlackRock Strategic Income Opportunities Fund, Institutional Class	13,210,017
8,549	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	89,848
8,552	Credit Suisse Floating Rate High Income Fund, Institutional Class	52,335
734	Fidelity Capital & Income Fund, Class I	8,415
2,145,426	FPA New Income Fund, Institutional Class	21,304,080
4,028,840	Holbrook Income Fund, Class I	39,240,902
7,026,863	JPMorgan Income Fund, Class I	59,658,067
304	Leader Capital High Quality Income Fund, Institutional Class	3,359
12,344	Metropolitan West Total Return Bond Fund, Class I	112,086
923	Neuberger Berman Floating Rate Income Fund, Class I	8,482
10,763	Neuberger Berman Strategic Income Fund, Class I	108,381
24,267	Nuveen Bond Index Fund, Institutional Class	234,665
705,428	Nuveen High Yield Municipal Bond Fund, Class I	10,242,818
2,013	Nuveen Intermediate Duration Municipal Bond Fund, Class I	17,940
2,455	Nuveen Preferred Securities and Income Fund, Class I	39,494
11,079	Nuveen Short Duration High Yield Municipal Bond, Class I	104,809
36	Nuveen Strategic Income Fund, Class I	355
2,217,415	PIMCO Diversified Income Fund, Institutional Class	22,218,495
17,206	PIMCO High Yield Municipal Bond Fund, Institutional Class	145,735
2,080	PIMCO International Bond Fund, Institutional Class	20,446
522	PIMCO International Bond Fund Unhedged, Institutional Class	3,947
3,670,962	PIMCO Long-Term Credit Bond Fund, Institutional Class	32,231,042

OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	OPEN END FUNDS — 40.6% (Continued)
	FIXED INCOME - 32.0% (Continued)
807	PIMCO Low Duration Income Fund, Institutional Class	$ 6,668
4,244	PIMCO Real Return Fund, Institutional Class	43,331
11,070	PIMCO Total Return Fund, Institutional Class	96,864
4,920,470	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	45,612,759
2,329,080	TCW Emerging Markets Income Fund, Class I	16,489,886
1,393,937	Thompson Bond Fund, Institutional Class	14,706,032
1,320	Thornburg Strategic Income Fund, Class I	15,112
		337,880,699

	TOTAL OPEN END FUNDS (Cost $421,319,338)	428,420,703

	SHORT-TERM INVESTMENTS — 18.3%
	COLLATERAL FOR SECURITIES LOANED - 18.0%
189,226,576	First American Government Obligations Fund, Class X, 3.57%(b)(c) (Cost $189,226,576)	189,226,576

	MONEY MARKET FUND - 0.3%
3,310,846	First American Government Obligations Fund, Class u, 3.59%(c) (Cost $3,310,846)	3,310,846

	TOTAL SHORT-TERM INVESTMENTS (Cost $192,537,422)	192,537,422

	TOTAL INVESTMENTS - 118.0% (Cost $1,237,811,983)	$ 1,244,270,859
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.0)%	(190,201,188)
	NET ASSETS - 100.0%	$ 1,054,069,671

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $164,074,527, as of June 30, 2026.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $189,226,576 at June 30, 2026.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.